Schedule of contributed surplus (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Balance, beginning of period			$ 26,985	$ 26,985	$ 26,603
Share-based compensation				487	244
Issuance costs				103
Exercise of warrants	$ 1,785	$ 101	$ 155	434
Expiration of warrants					138
Balance, end of period	$ 28,009			$ 28,009	$ 26,985